Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Option Activity

A Summary of the status of the Company’s option grants as of December 31, 2020 and 2019 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding January 1, 2019	86,251	$-	5.0	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(86,251)	-	-	-
Outstanding December 31, 2019	-	-	-	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding December 31, 2020	-	$-	-	$-

Schedule of Warrants Activity

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the year ended December 31, 2020 and 2019

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at January 1, 2019	561,461	$-	-
Granted	-	-	-
Exercised	-	-	-
Forfeited	560,461	-	-
Warrants outstanding at December 31, 2019	-	-	-
Granted	28,803,368	0.01	1.41
Exercised	(110,000)	0.01
Forfeited	-	-	-
Warrants outstanding and exercisable at December 31, 2020	28,693,368	$0.01	1.12

Schedule of Weighted Average Assumptions of Warrants

The warrants granted during the year ending December 31, 2020 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year Ended December 31, 2020
Expected term, in years	2.83
Expected volatility	162.24%
Risk-free interest rate	0.44%
Dividend yield	-